Dewey & LeBoeuf LLP 125 West 55th Street New York, NY 10019-5389 tel +1 212 424 8000 fax +1 212 424 8500
March 26, 2008
VIA EDGAR
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-7010
Lender Processing Services, Inc.
Registration Statement on Form 10
     On behalf of our client Fidelity National Information Services, Inc. (“FIS”), please find attached a Registration Statement on Form 10, filed today via EDGAR by Lender Processing Services, Inc., a wholly-owned subsidiary of FIS, in connection with a proposed spin-off of FIS’s lender processing services segment.
     Please contact either of the following individuals with any questions or comments regarding the Registration Statement on Form 10:
Margarita A. Glinets
Tel: (212) 424-8448
Fax: (212) 649-0961
mglinets@deweyleboeuf.com
Robert S. Rachofsky
Tel: (212) 424-8088
Fax: (212) 424-8500
rrachofs@deweyleboeuf.com

Very truly yours,
/s/ Margarita A. Glinets

Margarita A. Glinets

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